Note 10 - Concentrations	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Concentration Risk Disclosure [Text Block]
7.
    Concentrations

Our operations are concentrated in
one
area—security software/entity identification. Sales to the U.S. Government through direct and indirect channels totaled
91.0%
of total revenues for the
second
quarter of
2020
compared to
91.3%
of total revenues for the
second
quarter of
2019.
During the
second
quarter of
2020,
approximately
91.0%
of total revenues were attributable to
four
government customers compared to approximately
73.2%
of total revenues attributable to
three
government customers in the
second
quarter of
2019.
In the
second
quarter of
2020,
no
individual commercial customer had revenues over
10.0%
of total revenue compared to
no
individual commercial customer for the same period in
2019.
Our similar product and service offerings are
not
viewed as individual segments, as our management analyzes the business as a whole and expenses are not
allocated to each product offering.

1
0
. Concentrations

Our operations are concentrated in
one
area—security software/entity identification. Sales to the U.S. Government through direct and indirect channels totaled
87.4%
of total revenues for
2019
and
83.9%
of total revenues for
2018.
During
2019
approximately
68.1%
of total revenues were attributable to
three
government customers. During
2018
approximately
61.4%
of total revenues are attributable to
four
government customers.
Three
individual government customers at
December 31, 2019
and
four
at
December 31, 2018
exceeded
10%
of total accounts receivable balance at respective year ends, comprising
78.8%
and
48.9%
of the respective total accounts receivable balance. During
2019
approximately
10.4%
of total revenues were attributable to
one
commercial customer, and during
2018,
14.1%
of total revenues were attributable to
one
commercial customer. Only
one
individual commercial customer at
December 31, 2019
exceeded
10%
of total accounts receivable balance, and only
one
at
December 31, 2018.
Our similar product and service offerings are
not
viewed as individual segments, as our management analyzes the business as a whole and expenses are not
allocated to each product offering.